Average Annual Total Returns - Columbia Seligman Communications and Information Fund	Oct. 01, 2020
SpNorthAmericanTechnologySectorIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	42.68%
5 Years	20.34%
10 Years	17.55%
Class A
Average Annual Return:
1 Year	45.07%
5 Years	17.69%
10 Years	15.26%
Inception Date	Jun. 23, 1983
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	41.34%
5 Years	14.87%
10 Years	13.27%
Inception Date	Jun. 23, 1983
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	29.08%
5 Years	13.53%
10 Years	12.20%
Inception Date	Jun. 23, 1983
Class C
Average Annual Return:
1 Year	51.77%
5 Years	18.21%
10 Years	15.08%
Inception Date	May 27, 1999
Class R
Average Annual Return:
1 Year	53.56%
5 Years	18.80%
10 Years	15.65%
Inception Date	Apr. 30, 2003
Class Adv
Average Annual Return:
1 Year	54.33%
5 Years	19.39%
10 Years	16.11%
Inception Date	Aug. 03, 2009
Class Inst2
Average Annual Return:
1 Year	54.39%
5 Years	19.49%
10 Years	16.36%
Inception Date	Nov. 30, 2001
Class Inst
Average Annual Return:
1 Year	54.31%
5 Years	19.39%
10 Years	16.23%
Inception Date	Sep. 27, 2010
Class Inst3
Average Annual Return:
1 Year	54.47%
5 Years	19.33%
10 Years	16.06%
Inception Date	Mar. 01, 2017